UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2003,PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS NO LONGER REQUESTED.

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   September 9, 2003

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _3_

Form 13F Information Table Value Total:  $_62,765,000


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr/Pr Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	         Discretion  Managers
                                                      (x1000)   amount

ECHOSTAR COMMUNICATIONS NEW NOTE4.875%1/0  278762AD1  16362	17000000   SH	  SOLE	              17000000
HEALTH MGMT ASSOC INC NEW   NOTE1/2	   421933AD4  21254	24500000   SH	  SOLE	              24500000
OMNICOM GROUP INC	    NOTE2/0	   681919AK2  25149	25500000   SH     SOLE	              25500000
